Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table(1)

Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)	Compensation Actually Paid to PEO (c) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		Net Income (in millions) (h) (5)	Company- Selected Measure: Adjusted EPS (i) (6)
					Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (4)
2022	$3,986,998	($24,347,434)	$3,883,399	$208,386	$63.84	$98.20	$954	$16.10
2021	$57,923,473	$31,186,881	$4,524,830	$2,515,971	$77.80	$118.74	$839	$13.21
2020	$1,311,225	($325,275)	$2,179,759	$2,244,485	$94.82	$124.60	$704	$11.09

(1) Mr. Clarke was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO NEOs were Ms. Vickery, Mr. Freund, Mr. Netto, Mr. King, Mr. Gavrilenya and Mr. Coughlin. For 2021, our non-PEO NEOs were Mr. Freund, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto. For 2020, our non-PEO NEOs were Mr. Freund, Eric R. Dey, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto.

(2) For each of Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Clarke: Summary Compensation Table Total:	$3,986,998	$57,923,473	$1,311,225
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	—	—	—
- SCT “Option Awards” column value	—	($55,556,000)	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—	$36,577,408	—
+/- change in fair value of outstanding equity awards granted in prior years	($28,334,433)	—	($1,636,500)
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—	—	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	($7,758,000)	—
+ includable dividends/earnings on equity awards during Covered Year	—	—	—
Compensation Actually Paid:	($24,347,434)	$31,186,881	($325,275)

For Non-PEO NEOs (Average): Summary Compensation Table Total:	$3,883,399	$4,524,830	$2,179,759
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	($1,320,911)	($1,535,353)	($751,891)
- SCT “Option Awards” column value	($2,050,064)	($2,215,289)	($920,014)
+ year-end fair value of outstanding equity awards granted in Covered Year	$1,147,042	$2,757,866	$2,918,190
+/- change in fair value of outstanding equity awards granted in prior years	($786,777)	($1,011,487)	($39,397)
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	$172,355	($4,596)	($642,836)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	($836,658)	—	($499,325)
+ includable dividends/earnings on equity awards during Covered Year	—	—	—
Compensation Actually Paid:	$208,386	$2,515,971	$2,244,485

(3) For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.001 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the NYSE on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year and three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) For purposes of this pay versus performance disclosure, our peer group is the S&P 500® Data Processing & Outsourced Services Sub Industry Index (the “PVP Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment, in the PVP Peer Group

(5) Net income is calculated in accordance with United States Generally Accepted Accounting Principles.

(6) Adjusted EPS (or adjusted net income per diluted share) is calculated as set forth on Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]

(1) Mr. Clarke was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO NEOs were Ms. Vickery, Mr. Freund, Mr. Netto, Mr. King, Mr. Gavrilenya and Mr. Coughlin. For 2021, our non-PEO NEOs were Mr. Freund, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto. For 2020, our non-PEO NEOs were Mr. Freund, Eric R. Dey, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto.

Peer Group Issuers, Footnote [Text Block]

(4) For purposes of this pay versus performance disclosure, our peer group is the S&P 500® Data Processing & Outsourced Services Sub Industry Index (the “PVP Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment, in the PVP Peer Group

PEO Total Compensation Amount	$ 3,986,998	$ 57,923,473	$ 1,311,225
PEO Actually Paid Compensation Amount	$ (24,347,434)	31,186,881	(325,275)
Adjustment To PEO Compensation, Footnote [Text Block]

(2) For each of Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Clarke: Summary Compensation Table Total:	$3,986,998	$57,923,473	$1,311,225
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	—	—	—
- SCT “Option Awards” column value	—	($55,556,000)	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—	$36,577,408	—
+/- change in fair value of outstanding equity awards granted in prior years	($28,334,433)	—	($1,636,500)
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—	—	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	($7,758,000)	—
+ includable dividends/earnings on equity awards during Covered Year	—	—	—
Compensation Actually Paid:	($24,347,434)	$31,186,881	($325,275)

Non-PEO NEO Average Total Compensation Amount	$ 3,883,399	4,524,830	2,179,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 208,386	2,515,971	2,244,485
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2) For each of Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts:

For Non-PEO NEOs (Average): Summary Compensation Table Total:	$3,883,399	$4,524,830	$2,179,759
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	($1,320,911)	($1,535,353)	($751,891)
- SCT “Option Awards” column value	($2,050,064)	($2,215,289)	($920,014)
+ year-end fair value of outstanding equity awards granted in Covered Year	$1,147,042	$2,757,866	$2,918,190
+/- change in fair value of outstanding equity awards granted in prior years	($786,777)	($1,011,487)	($39,397)
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	$172,355	($4,596)	($642,836)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	($836,658)	—	($499,325)
+ includable dividends/earnings on equity awards during Covered Year	—	—	—
Compensation Actually Paid:	$208,386	$2,515,971	$2,244,485

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

CAP, as calculated under SEC rules, reflects adjusted values to equity awards during the years shown in the PVP Table based on stock prices at various times, certain accounting valuation assumptions, and projected performance modifiers, but does not necessarily reflect actual amounts realized under those awards. Although our performance in GAAP net income and Adjusted EPS steadily increased during the 2020-2022 period, the charts below do not show a clear relationship between CAP and our performance during such period. There are two primary reasons for this disconnect. First, Mr. Clarke did not receive any equity compensation awards in 2020 or 2022. The significant increase in PEO CAP for 2021 primarily reflects the value of a performance-based stock option award granted to Mr. Clarke during 2021, which award was intended to be the entirety of Mr. Clarke’s long-term equity compensation for the four-year period of 2020 through 2023. Second, CAP is heavily influenced by the timing of equity award grants and our stock price performance during the covered periods. Our stock price at the particular points in time used to determine the fair value of outstanding equity awards for purposes of 2022 CAP (including Mr. Clarke’s performance stock option award) resulted in a significantly lower CAP for both the PEO and non-PEO NEOs for 2022 as compared to 2021.

For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

TSR and Peer TSR vs. Compensation Actually Paid

Compensation Actually Paid vs. Net Income [Text Block]

The following charts provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

CAP, as calculated under SEC rules, reflects adjusted values to equity awards during the years shown in the PVP Table based on stock prices at various times, certain accounting valuation assumptions, and projected performance modifiers, but does not necessarily reflect actual amounts realized under those awards. Although our performance in GAAP net income and Adjusted EPS steadily increased during the 2020-2022 period, the charts below do not show a clear relationship between CAP and our performance during such period. There are two primary reasons for this disconnect. First, Mr. Clarke did not receive any equity compensation awards in 2020 or 2022. The significant increase in PEO CAP for 2021 primarily reflects the value of a performance-based stock option award granted to Mr. Clarke during 2021, which award was intended to be the entirety of Mr. Clarke’s long-term equity compensation for the four-year period of 2020 through 2023. Second, CAP is heavily influenced by the timing of equity award grants and our stock price performance during the covered periods. Our stock price at the particular points in time used to determine the fair value of outstanding equity awards for purposes of 2022 CAP (including Mr. Clarke’s performance stock option award) resulted in a significantly lower CAP for both the PEO and non-PEO NEOs for 2022 as compared to 2021.

For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

Net Income vs. Compensation Actually Paid

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following charts provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

CAP, as calculated under SEC rules, reflects adjusted values to equity awards during the years shown in the PVP Table based on stock prices at various times, certain accounting valuation assumptions, and projected performance modifiers, but does not necessarily reflect actual amounts realized under those awards. Although our performance in GAAP net income and Adjusted EPS steadily increased during the 2020-2022 period, the charts below do not show a clear relationship between CAP and our performance during such period. There are two primary reasons for this disconnect. First, Mr. Clarke did not receive any equity compensation awards in 2020 or 2022. The significant increase in PEO CAP for 2021 primarily reflects the value of a performance-based stock option award granted to Mr. Clarke during 2021, which award was intended to be the entirety of Mr. Clarke’s long-term equity compensation for the four-year period of 2020 through 2023. Second, CAP is heavily influenced by the timing of equity award grants and our stock price performance during the covered periods. Our stock price at the particular points in time used to determine the fair value of outstanding equity awards for purposes of 2022 CAP (including Mr. Clarke’s performance stock option award) resulted in a significantly lower CAP for both the PEO and non-PEO NEOs for 2022 as compared to 2021.

For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

Adjusted EPS vs. Compensation Actually Paid

Total Shareholder Return Vs Peer Group [Text Block]

The following charts provide, across the Covered Years, (1) a comparison between our cumulative TSR and the cumulative TSR of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

CAP, as calculated under SEC rules, reflects adjusted values to equity awards during the years shown in the PVP Table based on stock prices at various times, certain accounting valuation assumptions, and projected performance modifiers, but does not necessarily reflect actual amounts realized under those awards. Although our performance in GAAP net income and Adjusted EPS steadily increased during the 2020-2022 period, the charts below do not show a clear relationship between CAP and our performance during such period. There are two primary reasons for this disconnect. First, Mr. Clarke did not receive any equity compensation awards in 2020 or 2022. The significant increase in PEO CAP for 2021 primarily reflects the value of a performance-based stock option award granted to Mr. Clarke during 2021, which award was intended to be the entirety of Mr. Clarke’s long-term equity compensation for the four-year period of 2020 through 2023. Second, CAP is heavily influenced by the timing of equity award grants and our stock price performance during the covered periods. Our stock price at the particular points in time used to determine the fair value of outstanding equity awards for purposes of 2022 CAP (including Mr. Clarke’s performance stock option award) resulted in a significantly lower CAP for both the PEO and non-PEO NEOs for 2022 as compared to 2021.

For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see the “Compensation Discussion and Analysis” in this Proxy Statement.

TSR and Peer TSR vs. Compensation Actually Paid

Tabular List [Table Text Block]

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for fiscal 2022 to our performance:

Most Important Financial Performance Measures
Adjusted EPS
GAAP Revenue, as adjusted
Stock Price

Total Shareholder Return Amount	$ 63.84	77.8	94.82
Peer Group Total Shareholder Return Amount	98.2	118.74	124.6
Net Income (Loss)	$ 954,000,000	$ 839,000,000	$ 704,000,000
Company Selected Measure Amount | $ / shares	16.1	13.21	11.09
PEO Name	Mr. Clarke	Mr. Clarke	Mr. Clarke
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Revenue, as adjusted
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(55,556,000)	0
PEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	36,577,408	0
PEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,334,433)	0	(1,636,500)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Year-End Fair Value of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(7,758,000)	0
PEO [Member] | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,320,911)	(1,535,353)	(751,891)
Non-PEO NEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,050,064)	(2,215,289)	(920,014)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,147,042	2,757,866	2,918,190
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(786,777)	(1,011,487)	(39,397)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	172,355	(4,596)	(642,836)
Non-PEO NEO [Member] | Prior Year-End Fair Value of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(836,658)	0	(499,325)
Non-PEO NEO [Member] | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0